Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Commercial Mortgage Securities LLC and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to the BBCMS 2020-BID Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2020-BID securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of October 9, 2020.

•	The phrase “LIBOR Assumption” refers to the rate of 0.14500%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 25, 2020 with certain Collateral attribute calculations adjusted for as of the Cut-Off Date:

o	BBCMS 2020-BID Accounting Tape Final.xlsx (provided on September 25, 2020).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, and/or any riders thereof.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Company Provided Schedule” refers to any document provided by the Company which was not included in the Loan File, and used by us in performing the procedures enumerated below.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction

•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.

•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.

•	The phrase “Title Policy” refers to a signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From July 13, 2020 through September 25, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

September 25, 2020

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BBCMS 2020-BID	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan #	None - Company Provided	None
2	% of Initial Pooled Balance	Recalculation	None
3	Loan/Property Flag	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Originator	Loan Agreement	None
6	Seller	Loan Agreement	None
7	Street Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Number of Properties	Loan Agreement	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report, None - Company Provided	None
16	Total Square Feet	Underwritten Rent Roll	None
17	Occupancy (%)	Underwritten Rent Roll	None
18	Occupancy Date	Underwritten Rent Roll	None
19	Mortgage Loan Original Balance ($)	Loan Agreement	None
20	Mortgage Loan Cut-off Balance ($)	Recalculation	None
21	Mortgage Loan Cut-off Balance / Square Foot ($)	Recalculation	None
22	Mortgage Loan Maturity Balance ($)	Recalculation	None
23	Mezzanine Loan Original Balance ($)	Mezzanine Loan Agreement	None
24	Mezzanine Loan Cut-Off Balance ($)	Recalculation	None
25	Mezzanine Loan Cut-off Balance / Square Foot ($)	Recalculation	None
26	Mezzanine Loan Maturity Balance ($)	Recalculation	None
27	Total Debt Original Balance ($)	Recalculation	None
28	Total Debt Cut-Off Balance ($)	Recalculation	None
29	Total Debt Cut-off Balance / Square Foot ($)	Recalculation	None
30	Total Debt Maturity Balance ($)	Recalculation	None
31	Mortgage Loan Margin %	Loan Agreement	None
32	Mezzanine Loan Margin %	Mezzanine Loan Agreement	None
33	Total Debt Margin %	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BBCMS 2020-BID	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Assumed LIBOR	None - Company Provided	None
35	LIBOR Floor %	Loan Agreement	None
36	Mezzanine Loan LIBOR Floor %	Mezzanine Loan Agreement	None
37	Total Debt LIBOR Floor %	Recalculation	None
38	LIBOR Cap Strike Price %	Loan Agreement	None
39	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
40	Mezzanine Loan LIBOR Cap Strike Price %	Mezzanine Loan Agreement	None
41	Mortgage Loan Index	Loan Agreement	None
42	Floating Rate Change Frequency	Loan Agreement	None
43	Interest Rate Cap Provider	None – Company Provided	None
44	Mortgage Loan Rate %	Loan Agreement	None
45	Mortgage Loan Interest Rate (at LIBOR Cap)	Recalculation	None
46	Mortgage Loan Admin. Fee %	Fee Schedule	None
47	Net Mortgage Loan Rate %	Recalculation	None
48	Mezzanine Loan Rate %	Mezzanine Loan Agreement	None
49	Total Debt Rate %	Recalculation	None
50	Mortgage Accrual Type	Loan Agreement	None
51	Amortization Type	Loan Agreement	None
52	Note Date	Loan Agreement	None
53	First Payment Date	Loan Agreement	None
54	Initial Original Term	Recalculation	None
55	Initial Remaining Term	Recalculation	None
56	Initial Maturity Date	Loan Agreement	None
57	Seasoning	Recalculation	None
58	Extension Options	Loan Agreement	None
59	Extension Spread Increase Description	Loan Agreement	None
60	First Extension Fee	Loan Agreement	None
61	Second Extension Fee	Loan Agreement	None
62	Third Extension Fee	Loan Agreement	None
63	Exit Fee	Loan Agreement	None
64	LIBOR Cap After Extension	Not Applicable*	None
65	Fully Extended Original Term	Recalculation	None
66	Fully Extended Remaining Term	Recalculation	None
67	Fully Extended Maturity Date	Loan Agreement	None
68	Payment Due Date	Loan Agreement	None
69	Grace Period (Late Payment)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BBCMS 2020-BID	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
70	Grace Period (Default)	Loan Agreement	None
71	Interest Accrual Start	Loan Agreement	None
72	Interest Accrual End	Loan Agreement	None
73	LIBOR Rounding Methodology	Loan Agreement	None
74	LIBOR Lookback Days	Loan Agreement	None
75	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
76	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
77	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
78	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
79	Mezzanine Loan Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
80	Mezzanine Loan Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
81	Mezzanine Loan Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
82	Mezzanine Loan Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
83	Total Loan Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
84	Total Loan Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
85	Total Loan Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
86	Total Loan Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
87	Prepayment Provision (Payments)	Loan Agreement	None
88	Prepayment Provision Comments	Loan Agreement	None
89	Partial Release Allowed?	Loan Agreement	None
90	As-Is Appraised Value ($)	Appraisal Report	None
91	As-Is Appraised Value ($) Per Square Foot	Recalculation	None
92	As-Is Appraisal Date	Appraisal Report	None
93	Environmental Report Date	Environmental Report	None
94	Engineering Report Date	Engineering Report	None
95	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	0.10%
96	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	0.10%
97	As-Is Total Loan Cutoff Date LTV %	Recalculation	0.10%
98	As-Is Total Loan Maturity Date LTV %	Recalculation	0.10%
99	UW (in place) Occupancy	Underwriting File	None
100	UW (in place) Revenues ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BBCMS 2020-BID	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
101	UW (in place) Total Expenses ($)	Underwriting File	$1.00
102	UW (in place) NOI ($)	Recalculation	$1.00
103	UW (in place) Replacement Reserves ($)	Underwriting File	$1.00
104	UW (in place) TI/LC ($)	Underwriting File	$1.00
105	UW (in place) NCF ($)	Recalculation	$1.00
106	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Recalculation	0.01x
107	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Recalculation	0.01x
108	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Recalculation	0.01x
109	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Recalculation	0.01x
110	Mortgage Loan UW (in place) NOI Debt Yield %	Recalculation	0.10%
111	Mortgage Loan UW (in place) NCF Debt Yield %	Recalculation	0.10%
112	Total Debt UW (in place) NOI DSCR at Loan Rate	Recalculation	0.01x
113	Total Debt UW (in place) NCF DSCR at Loan Rate	Recalculation	0.01x
114	Total Debt UW (in place) NOI DSCR at Cap Rate	Recalculation	0.01x
115	Total Debt UW (in place) NCF DSCR at Cap Rate	Recalculation	0.01x
116	Total Debt UW (in place) NOI Debt Yield %	Recalculation	0.10%
117	Total Debt UW (in place) NCF Debt Yield %	Recalculation	0.10%
118	Lien Position	Title Policy	None
119	Title Type	Title Policy	None
120	Upfront Capex Reserve ($)	Loan Agreement, Closing Statement	None
121	Upfront Engin. Reserve ($)	Loan Agreement, Closing Statement	None
122	Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
123	Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
124	Upfront Ins. Reserve ($)	Loan Agreement, Closing Statement	None
125	Upfront Other Reserve ($)	Loan Agreement, Closing Statement	None
126	Upfront Other Reserve Description	Loan Agreement	None
127	Monthly Capex Reserve ($)	Loan Agreement, Closing Statement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BBCMS 2020-BID	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
128	Monthly TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
129	Monthly RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
130	Monthly Ins. Reserve ($)	Loan Agreement, Closing Statement	None
131	Monthly Other Reserve ($)	Loan Agreement, Closing Statement	None
132	Monthly Other Reserve Description	Loan Agreement	None
133	Largest Tenant	Underwritten Rent Roll	None
134	Largest Tenant Unit Size Unit Size	Underwritten Rent Roll	None
135	Largest Tenant Lease Expiration Date	Underwritten Rent Roll	None
136	Loan Purpose	Closing Statement	None
137	Borrower Name	Loan Agreement	None
138	Single Borrower (Y/N)	Loan Agreement	None
139	Principal / Sponsor	None-Company Provided	None
140	Carveout Guarantor	Guaranty Agreement	None
141	Property Manager	Loan Agreement	None
142	Lockbox (Y/N)	Cash Management Agreement	None
143	Lockbox Type	Cash Management Agreement	None
144	Cash Management	Cash Management Agreement	None
145	Assumption Frequency	Loan Agreement	None
146	Assumption Fee	Loan Agreement	None
147	Future Debt Permitted (Y/N)	Loan Agreement	None
148	Future Debt Description	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
20	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
21	Mortgage Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Total Square Feet.
22	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Original Balance ($).
24	Mezzanine Loan Cut-Off Balance ($)	Set equal to Mezzanine Loan Original Balance ($).
25	Mezzanine Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mezzanine Loan Cut-off Balance ($) and (ii) Total Square Feet.
26	Mezzanine Loan Maturity Balance ($)	Set equal to Mezzanine Loan Original Balance ($).
27	Total Debt Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Loan Original Balance ($).
28	Total Debt Cut-Off Balance ($)	Set equal to Total Debt Original Balance ($).
29	Total Debt Cut-off Balance / Square Foot ($)	Quotient of (i) Total Debt Cut-Off Balance ($) and (ii) Total Square Feet.
30	Total Debt Maturity Balance ($)	Set equal to Total Debt Original Balance ($).
33	Total Debt Margin %	Quotient of (i) sum of the (A) product of (1) Mortgage Loan Margin % and (2) Mortgage Loan Cut-off Date Balance ($) and (B) product of (1) Mezzanine Loan Margin % and (2) Mezzanine Loan Cut-off Balance ($) and (ii) Total Debt Cut-off Balance ($).
37	Total Debt LIBOR Floor %	Quotient of (i) sum of the (A) product of (1) LIBOR Floor % and (2) Mortgage Loan Cut-off Date Balance ($) and (B) product of (1) Mezzanine Loan LIBOR Floor % and (2) Mezzanine Loan Cut-off Balance ($) and (ii) Total Debt Cut-off Balance ($).
45	Mortgage Loan Interest Rate (at LIBOR Cap)	Sum of (i) Mortgage Loan Margin % and (ii) LIBOR Cap Strike Price %.
47	Net Mortgage Loan Rate %	Difference between(i) Mortgage Loan Admin. Fee % and (ii) Mortgage Loan Rate %.
49	Total Debt Rate %	Quotient of (i) sum of the (A) product of (1) Mortgage Loan Rate % and (2) Mortgage Loan Cut-off Date Balance ($) and (B) product of (1) Mezzanine Loan Rate % and (2) Mezzanine Loan Cut-off Balance ($) and (ii) Total Debt Cut-off Balance ($).
54	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
55	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
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#	Specified Attribute	Recalculation Methodology
57	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
65	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
66	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
75	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
76	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($) at Loan Rate, (ii) Mortgage Loan Rate % and (iii) Mortgage Accrual Type.
77	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
78	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) product of (A) sum of (1) Mortgage Loan Margin % and (2) LIBOR Cap Strike Price % and (B) Mortgage Loan Cut-off Balance ($) and (ii) Mortgage Accrual Type.
79	Mezzanine Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mezzanine Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
80	Mezzanine Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mezzanine Loan Cut-off Balance ($) at Loan Rate, (ii) Mortgage Loan Rate % and (iii) Mortgage Accrual Type.
81	Mezzanine Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mezzanine Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
82	Mezzanine Loan Annual Debt Service ($) at Cap Rate	Product of (i) product of (A) sum of (1) Mezzanine Loan Margin % and (2) LIBOR Cap Strike Price % and (B) Mezzanine Loan Cut-off Balance ($) and (ii) Mortgage Accrual Type.
83	Total Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Total Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
84	Total Loan Annual Debt Service ($) at Loan Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) Mezzanine Loan Annual Debt Service ($) at Loan Rate.
85	Total Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Total Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
86	Total Loan Annual Debt Service ($) at Cap Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) Mezzanine Loan Annual Debt Service ($) at Cap Rate.
91	As-Is Appraised Value ($) Per Square Foot	Quotient of (i) As-Is Appraised Value ($) and (ii) Total Square Feet.
95	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
96	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
97	As-Is Total Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
98	As-Is Total Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
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#	Specified Attribute	Recalculation Methodology
102	UW (in place) NOI ($)	Difference between (i) UW (in place) Revenues ($) and (ii) UW (in place) Total Expenses ($).
105	UW (in place) NCF ($)	Difference between (i) UW (in place) NOI ($) and (ii) UW (in place) Replacement Reserves ($) and (iii) UW (in place) TI/LC ($).
106	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
107	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
108	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
109	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
110	Mortgage Loan UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
111	Mortgage Loan UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
112	Total Debt UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Total Loan Annual Debt Service ($) at Loan Rate.
113	Total Debt UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Total Loan Annual Debt Service ($) at Loan Rate.
114	Total Debt UW (in place) NOI DSCR at Cap Rate	Quotient of (i) (i) UW (in place) NOI ($) and (ii) Total Loan Annual Debt Service ($) at Cap Rate.
115	Total Debt UW (in place) NCF DSCR at Cap Rate	Quotient of (i) (i) UW (in place) NCF ($) and (ii) Total Loan Annual Debt Service ($) at Cap Rate.
116	Total Debt UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI ($) and (ii) Total Loan Cut-off Balance ($).
117	Total Debt UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF($) and (ii) Total Loan Cut-off Balance ($).

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